Commitments - Additional Information (Detail)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				180 Months Ended	3 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 20, 2011 Supply Commitment Arrangement USD ($)	Jun. 04, 2013 Supply Commitment Arrangement USD ($)	May 01, 1999 Consulting Services USD ($)	Sep. 01, 2011 Research and Development Arrangement CAD	Jun. 30, 2013 Research and Development Arrangement USD ($)	Jun. 30, 2013 Research and Development Arrangement CAD	Jun. 30, 2012 Research and Development Arrangement USD ($)	Jun. 30, 2011 Research and Development Arrangement USD ($)	Jun. 30, 2013 Research and Development Arrangement USD ($)	Aug. 31, 2013 Research and Development Arrangement Amendment Subsequent Event USD ($)
Commitments [Line Items]
Advance written notice period for agreement termination						30 days
Research and development, cost	$ 727,119	$ 513,433	$ 2,086,666	$ 2,566,247	$ 3,720,394	$ 23,322,271	$ 24,049,390				555,900	$ 628,995		$ 573,368	$ 622,872	$ 7,778,296
Extended period											1 year	1 year	1 year
Budget amount for research and development agreement												50,962					38,038
Future obligations to be paid under agreement								455,000	156,000	67,500		76,076				76,076
Research and development agreement amount													611,550
Supply and service agreement, term								17 months		1 year
Operating lease expiration date			May 31, 2014
Operating lease minimum future payments			63,261			63,261
Rent expense			$ 69,538	$ 69,174	$ 88,766	$ 984,270